Terrance James Reilly Of Counsel Admitted in Pennsylvania and New Jersey	123 South Broad Street Avenue of the Arts Philadelphia, PA 19109 Tel: 215-772-1500	Direct Dial: 215-772-7318 Fax: 215-772-7620 Email: treilly@mmwr.com

August 5, 2014

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New Alternatives Fund

Ladies and Gentlemen:

On behalf of New Alternatives Fund (the “Trust”), a Delaware statutory trust, attached herewith for filing pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), please find a registration statement on Form N-14 (the “Form N-14”). This Form N-14 is being filed in connection with a proposed shell reorganization between the Trust and New Alternatives Fund, Inc. (the “Fund”), a New York corporation (the “Reorganization). Pursuant to the terms of the Reorganization, and subject to shareholder approval from the shareholders of the Fund, the Fund is going to transfer all of its assets and liabilities to the Trust in exchange for Class A Shares of the Trust.

The Fund is a single, stand-alone mutual fund with one class of shares. The Fund has been in operation since September 3, 1982. The Trust is a newly formed Delaware statutory trust that has no assets or liabilities and has been created solely to continue the Fund’s offering. Class A Shares of the Trust are substantially the same as the Fund’s current shares of common stock.

The Reorganization is being entered into to re-domicile the Fund from a New York corporation to a Delaware statutory trust. The Reorganization is intended to be a transaction entered into pursuant to Rule 414 under the 1933 Act. At the closing of the Reorganization, the Trust will file a post-effective amendment pursuant to paragraph (b) of Rule 485 under the 1933 Act for the purpose of adopting under the 1933 Act and the Investment Company Act of 1940, the Registration Statement on Form N-1A of the Fund, pursuant to the provisions of Rule 414 under the 1933 Act.

Montgomery McCracken Walker & Rhoads LLP

U. S. Securities and Exchange Commission

August 5, 2014

It is proposed that the Form N-14 filing become effective on September 4, 2014 pursuant to Rule 488 under the 1933 Act.

It is anticipated that the Reorganization will occur in late October, 2014.

Questions concerning this Form N-14 may be directed to Terrance James Reilly at (215) 772-7318.

Very truly yours,

/s/ TERRANCE JAMES REILLY

Terrance James Reilly

cc:	David J. Schoenwald

Bonnie M. Scott

Enclosure